Borrowings - Schedule of Other Short-Term Borrowings (Details) - Apr. 30, 2026	USD ($)	JPY (¥)
Schedule of Other Short Term Borrowings [Abstract]
2027	$ 97,051	¥ 15,204,000
2028	55,451	8,687,000
2029	31,942	5,004,000
2030	31,687	4,964,000
2031
Thereafter
Total	$ 216,131	¥ 33,859,000